BUSINESS ACQUISITIONS - Acquisitions of assets and liabilities pertaining to the disposal group and reconciliation of disposal (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Current assets		₽ 263,300	₽ 262,354
Non-current assets		752,518	656,849
TOTAL ASSETS		1,015,818	919,203
Current liabilities		(473,420)	(328,614)
Non-current liabilities		(527,794)	(557,899)
Accumulated other comprehensive income		₽ 10,207	₽ 9,010
STS-Ukraine
Disclosure of detailed information about business combination [line items]
Sale of ownership interest	100.00%
Current assets	₽ 282
Non-current assets	51
TOTAL ASSETS	333
Current liabilities	(275)
Non-current liabilities	(36)
Total liabilities	(311)
Accumulated other comprehensive income	83
Consideration paid	(52)
Loss on disposal	₽ 53